Consolidated Statements of Profit/Loss and Other Comprehensive Income/Loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Statement of profit or loss and other comprehensive income [abstract]
Revenue		€ 5,390	[1]	€ 4,422	€ 2,355	[1]
Other operating income		3,624		2,376	435
Cost of materials of which capitalized costs 2023: (256);2022: (689); 2021: (1,995)		(16,771)		(15,434)	(10,624)
Personnel costs of which capitalized costs 2023: (385); 2022: (665); 2021: (1,906)		(36,604)		(37,410)	(23,365)
Depreciation, amortization and impairment of which capitalized costs 2023: (89); 2022: (112); 2021: (287)		(11,622)		(7,989)	(4,518)
Other operating costs of which capitalized costs 2023: (88); 2022: (101); 2021: (427)		(23,222)		(22,082)	(11,830)
Change in inventories of finished goods and work in progress		(776)		760	568
Own work capitalized		818		1,567	4,615
Operating profit/(loss)		(79,163)		(73,790)	(42,364)
Financial income	[2]	911		0	0
Financial costs	[3]	(16,035)		(2,545)	(2,148)
Net foreign exchange gain/(loss)		562		2,574	826
Financial result	[4]	(14,562)		29	(1,322)
Share of profit of equity-accounted investees, net of tax		(355)		(45)	0
Profit/(loss) before tax		(94,080)		(73,806)	(43,686)
Income tax expense		552		24	(1,791)
Consolidated net profit/(loss)		(93,528)		(73,782)	(45,477)
Items which may be subsequently reclassified to profit and loss
Foreign operations – foreign currency translation differences		1,126		(411)	(498)
Other comprehensive income/(loss) for the period after tax		1,126		(411)	(498)
Total comprehensive (loss) for the period		€ (92,402)		€ (74,193)	€ (45,975)
Weighted average ordinary shares outstanding basic		6,043,142		5,435,839	4,250,134
Weighted average ordinary shares outstanding diluted		6,043,142		5,435,839	4,250,134
Basic loss per share in EUR		€ (15.48)		€ (13.57)	€ (10.7)
Diluted loss per share in EUR		€ (15.48)		€ (13.57)	€ (10.7)

[1]	No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.
[2]	(1) Referred to as “Interest and similar income" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[3]	(2) Referred to as “Interest and similar expenses" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[4]	(3) Referred to as “Net finance income/(costs)" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.